Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses and Other Current Liabilities [Abstract]
Other taxes payable	$ 1,168,109	$ 506,465
Accrued employee payroll and welfare	1,470,982	1,734,528
Other payable	465,817	366,575
Accrued expenses	2,906,519	4,672,641
Advances from customers	122,929	19,421
Advances from third party for sale of non-core assets		5,099,365
Provision for equity of losses in affiliates	430,034	327,646
Accrued expenses and other current liabilities	$ 6,564,390	$ 12,726,641